N-6	Apr. 29, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
When you withdraw a portion of your Account Value from the policy, we deduct a withdrawal charge of up to 2% of the amount you withdraw, but not more than $25. Please note that this charge applies to any withdrawal – whether it is taken early in your holding of the policy or later.
The maximum withdrawal amount is equal to the Account Value less (a) any Policy Debt less (b) an amount equal to (i) the most recent monthly deduction multiplied by (ii) one plus the number of Monthly Calculation Dates remaining in your modal term.
For example, if you withdraw $10,000 from your policy, you will incur  a withdrawal charge of $25.
Fee Tables – Transaction Fees – Withdrawal Charge Charges and Deductions – Transaction Charges – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for other transactions. These charges are as follows:
Sales Load Charge. Before allocating premiums among the Separate Account Divisions or the GPA, we impose a sales load charge equal to a maximum of 5% of each premium.
State Premium Tax Charge. We deduct the applicable state premium tax rate from each premium to cover premium taxes assessed against us by the states. This charge will always equal the applicable state rate multiplied by the premium paid and currently ranges from 0-5% of each premium.
Deferred Acquisition Tax Charge. We deduct the deferred acquisition cost tax assessed against MassMutual by the federal government. The charge will always represent the expense to MassMutual of the deferred acquisition cost tax and currently ranges from 0-0.25% of each premium.
Transfer Charge. There is no transfer charge for the first 12 transfers during a Policy Year. We may impose a transfer charge of up to $10 for the thirteenth and each subsequent transfer in a Policy Year.
Fee Tables – Transaction Fees Charges and Deductions – Transaction Charges
Ongoing Fees and Expenses
In addition to withdrawal charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy. These fees and expenses are set based on characteristics of the Insured under the policy (e.g., age, sex, and underwriting class). You should view the policy specifications pages for rates applicable to your policy.
Policy Owners will also bear expenses associated with the Funds available under the policy, as shown in the following table:
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)(1)	0.28%(1)	1.49%(1)
		[1]
Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
When you withdraw a portion of your Account Value from the policy, we deduct a withdrawal charge of up to 2% of the amount you withdraw, but not more than $25. Please note that this charge applies to any withdrawal – whether it is taken early in your holding of the policy or later.
The maximum withdrawal amount is equal to the Account Value less (a) any Policy Debt less (b) an amount equal to (i) the most recent monthly deduction multiplied by (ii) one plus the number of Monthly Calculation Dates remaining in your modal term.
For example, if you withdraw $10,000 from your policy, you will incur  a withdrawal charge of $25.
Fee Tables – Transaction
Fees – Withdrawal Charge
Charges and Deductions –
Transaction Charges –
Withdrawal Charge

Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 25
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you also may be charged for other transactions. These charges are as follows:
Sales Load Charge. Before allocating premiums among the Separate Account Divisions or the GPA, we impose a sales load charge equal to a maximum of 5% of each premium.
State Premium Tax Charge. We deduct the applicable state premium tax rate from each premium to cover premium taxes assessed against us by the states. This charge will always equal the applicable state rate multiplied by the premium paid and currently ranges from 0-5% of each premium.
Deferred Acquisition Tax Charge. We deduct the deferred acquisition cost tax assessed against MassMutual by the federal government. The charge will always represent the expense to MassMutual of the deferred acquisition cost tax and currently ranges from 0-0.25% of each premium.
Transfer Charge. There is no transfer charge for the first 12 transfers during a Policy Year. We may impose a transfer charge of up to $10 for the thirteenth and each subsequent transfer in a Policy Year.
Fee Tables – Transaction
Fees
Charges and Deductions –
Transaction Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses
In addition to withdrawal charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy. These fees and expenses are set based on characteristics of the Insured under the policy (e.g., age, sex, and underwriting class). You should view the policy specifications pages for rates applicable to your policy.
Policy Owners will also bear expenses associated with the Funds available under the policy, as shown in the following table:
Fee Tables – Periodic Charges Other than Annual Fund
Operating Expenses
Charges and Deductions –
Monthly Charges Against the Account Value
Appendix A
Annual Fee
Minimum
Maximum
Fund options (Fund fees and expenses)(1)
0.28%(1)
1.49%(1)
		[1]
Investment Options (of Other Amount) Minimum [Percent]	0.28%
Investment Options (of Other Amount) Maximum [Percent]	1.49%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the policy.	Principal Risks – Investment Risks
Not a Short-Term Investment
A policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
We apply a withdrawal charge with respect to any withdrawal you make from the policy.
A withdrawal may also reduce your policy’s Selected Face Amount and may have adverse tax consequences.
You can avoid withdrawal charges and such possible adverse tax consequences by holding your policy for the long-term and minimizing withdrawals.
Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks
An investment in the policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Policy Lapse
Your policy could terminate (or lapse) if the Cash Surrender Value becomes too low to support the policy’s monthly charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement.    The death benefit will not be paid if the policy has lapsed.
Principal Risks – Policy Termination Policy Termination and Reinstatement

Investment Restrictions [Text Block]
Generally, you may transfer Account Value among the Separate Account Divisions and the Guaranteed Principal Account (GPA), subject to certain limitations.
  Transfers from the GPA to the Separate Account are limited to one per Policy Year, and generally may not exceed 25% of your Account Value in the GPA (less any Policy Debt).
  There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.
  Transfers (including transfers through automated programs) cannot be processed during a Grace Period.
In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict the transfer by the applicable Fund.
MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Optional Benefit Restrictions [Text Block]
Optional benefits, such as riders, may alter the benefits or charges under your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.
  If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.
  Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income. If your policy becomes a Modified Endowment Contract (MEC), loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend the policy over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you the policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the policy rather than continue to own your existing life insurance policy.

Item 4. Fee Table [Text Block]
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the policy. Please refer to your policy specifications pages for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender or make withdrawals from the policy, transfer cash value between investment options, or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load Charge(1)	When you pay premium.	Maximum:	5.00% of each premium payment
		Current:	0.75% of each premium payment
State Premium Tax Charge	When you pay premium.	Maximum:	This charge will always equal the applicable state rate multiplied by the premium paid.
		Current:	This charge will always equal the applicable state rate multiplied by the premium paid.
Deferred Acquisition Cost (DAC) Tax Charge	When you pay premium	Maximum:	This charge will always represent the expense to MassMutual of the deferred acquisition cost tax.
		Current:	0.25% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy.	Maximum:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
		Current:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Charge	Upon each transfer after the first twelve transfers in a Policy Year	Maximum:	$10 per transfer
		Current:	$0 per transfer
Accelerated Benefits Rider	Upon request for the Accelerated Benefits	Maximum:	$250
		Current:	$0
The next three tables describe the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.
For Policies Issued After December 31, 2019

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$59.85 per $1,000 of Insurance Risk
		Minimum:	$0.04 per $1,000 of Insurance Risk
		Current:	$0.04–$40.43 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1(3)	$0.11 per $1,000 of Insurance Risk
Administrative Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$9 per Policy
Current: (i) Policies issued as part of an employer sponsored mandatory (basic) insurance program:
		Fewer than 1,000 policies in a Case:	$5.25 per Policy(4)
		$1,000+ policies in a Case:	$0.00 per Policy(5)
		(ii) All other policies:	$5.25 per Policy
Mortality & Expense Risk Charge	Daily (at the effective annual rate)	Maximum:	1.00% of the Policy’s average daily net assets in the Separate Account Divisions
		Current:	0.75% of the Policy’s average daily net assets in the Separate Account Divisions
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt	Maximum:	1.25% of loaned amount annually
		Current:	0.75% of loaned amount annually

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Accidental Death and Dismemberment Benefit Rider (AD&D)(7)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.06 per $1,000 of Insurance Risk
		Minimum:	$0.04 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Tobacco(8)	$0.04 per $1,000 of Insurance Risk
Waiver of Monthly Charges Rider(7)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.12 per $1 of Monthly Deduction(9)
		Minimum:	$0.05 per $1 of Monthly Deduction(9)
		Representative Insured: Age 45, Non-Tobacco(8)	$0.10 per $1 of Monthly Deduction(9)
For Policies Issued After December 16, 2008 Up To and Including December 31, 2019

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$43.15 per $1,000 of Insurance Risk
		Minimum:	$0.04 per $1,000 of Insurance Risk
		Current:	$0.04-$40.53 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1(3)	$0.11 per $1,000 of Insurance Risk
Administrative Charge	Monthly, on the Policy’s Monthly Calculation Date	Maximum:	$9 per Policy
Current: (i) Policies issued as part of an employer sponsored mandatory (basic) insurance program:
		Fewer than 1,000 policies in a Case:	$5.25 per Policy(4)
		1,000+ policies in a Case:	$0.00 per Policy(5)
		(ii) All other policies:	$5.25 per Policy
Mortality & Expense Risk Charge	Daily (at the effective annual rate)	Maximum:	1.00% of the Policy’s average daily net assets in the Separate Account Divisions
		Current:	0.75% of the Policy’s average daily net assets in the Separate Account Divisions
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt	Maximum:	1.25% of loaned amount annually
		Current:	0.75% of loaned amount annually

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Accidental Death and Dismemberment Benefit Rider (AD&D)(7)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.06 per $1,000 of Insurance Risk
		Minimum:	$0.04 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Tobacco(8)	$0.04 per $1,000 of Insurance Risk
Waiver of Monthly Charges Rider(7)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.12 per $1 of Monthly Deduction(9)
		Minimum:	$0.05 per $1 of Monthly Deduction(9)
		Representative Insured: Age 45, Non-Tobacco(8)	$0.10 per $1 of Monthly Deduction(9)
For Policies Issued On or Before December 16, 2008

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.04 per $1,000 of Insurance Risk
		Current:	$0.04-$40.53 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1(3)	$0.11 per $1,000 of Insurance Risk
Administrative Charge	Monthly, on the Policy’s Monthly Calculation Date	Maximum:	$9 per Policy
Current: (i) Policies issued as part of an employer sponsored mandatory (basic) insurance program:
		Fewer than 1,000 policies in a Case:	$5.25 per Policy(4)
		1,000+ policies in a Case:	$0.00 per Policy(5)
		(ii) All other policies:	$5.25 per Policy
Mortality & Expense Risk Charge	Daily (at the effective annual rate)	Maximum:	1.00% of the Policy’s average daily net assets in the Separate Account Divisions
		Current:	0.75% of the Policy’s average daily net assets in the Separate Account Divisions
Loan Interest Rate Expense Charge(6)	Daily, if there is Policy Debt	Maximum:	1.25% annually of loaned amount
		Current:	0.75% annually of loaned amount

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Accidental Death and Dismemberment Benefit Rider (AD&D)(7)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.06 per $1,000 of Insurance Risk
		Minimum:	$0.04 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Tobacco(8)	$0.04 per $1,000 of Insurance Risk
Waiver of Monthly Charges Rider(7)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.12 per $1 of Monthly Deduction(9)
		Minimum:	$0.05 per $1 of Monthly Deduction(9)
		Representative Insured: Age 45, Non-Tobacco(8)	$0.10 per $1 of Monthly Deduction(9)
All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The mortality and expense risk charge is deducted from the assets of the Separate Account only.
The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Annual Fund Operating Expenses	Minimum	Maximum
Range of total annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.28%	1.49%
		[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29],[30]
Transaction Expenses [Table Text Block]
Transaction Fees
Charge
When Charge is Deducted
Amount Deducted
Sales Load Charge(1)
When you pay premium.
Maximum:
5.00% of each premium payment
Current:
0.75% of each premium payment
State Premium Tax Charge
When you pay premium.
Maximum:
This charge will always equal the applicable state rate multiplied by the premium paid.
Current:
This charge will always equal the applicable state rate multiplied by the premium paid.
Deferred Acquisition Cost
(DAC) Tax Charge
When you pay premium
Maximum:
This charge will always represent the expense to MassMutual of the deferred acquisition cost tax.
Current:
0.25% of each premium payment
Withdrawal Charge
When you withdraw a portion of your Account Value from the policy.
Maximum:
2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Current:
2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Charge
Upon each transfer after the first twelve transfers in a Policy Year
Maximum:
$10 per transfer
Current:
$0 per transfer
Accelerated Benefits Rider
Upon request for the Accelerated Benefits
Maximum:
$250
Current:
$0
		[3]
Sales Load, Description [Text Block]	Sales Load Charge
Sales Load, When Deducted [Text Block]	When you pay premium.
Sales Load (of Premium Payments), Maximum [Percent]	5.00%
Sales Load (of Premium Payments), Current [Percent]	0.75%
Sales Load, Footnotes [Text Block]	The Sales Load Charge may vary by employer group depending on: (1) the group enrollment procedures selected by the employer; (2) the total group premium paid by the employer; (3) the size of the employer group; and (4) other factors. Once the Sales Load Charge is set, it will never change for any of the Policies issued to individuals under the same group.
Premium Taxes, Description [Text Block]	State Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	When you pay premium.
Deferred Sales Charge, Description [Text Block]	Deferred Acquisition Cost (DAC) Tax Charge
Deferred Sales Charge, When Deducted [Text Block]	When you pay premium
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.25%
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	When you withdraw a portion of your Account Value from the policy.
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon each transfer after the first twelve transfers in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 0
Other Transaction Fee, Description [Text Block]	Accelerated Benefits Rider
Other Transaction Fee, When Deducted [Text Block]	Upon request for the Accelerated Benefits
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Insurance Cost, Footnotes [Text Block]	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s issue age, risk classification, Selected Face Amount, policy duration, and group rating. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Policy Owner will pay. For more information on the cost of insurance charge rates for portable policies, please see “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see “Transaction Charges” in the “Charges and Deductions” section.For policies that were issued after December 31, 2019, the maximum cost of insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary (2017 CSO) Tables.The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s issue age, risk classification, Selected Face Amount, policy duration, and group rating. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Policy Owner will pay. For more information on the cost of insurance charge rates for portable policies, please see “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see “Transaction Charges” in the “Charges and Deductions” section.The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s issue age, risk classification, Selected Face Amount, policy duration, and group rating. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Policy Owner will pay. For more information on the cost of insurance charge rates for portable policies, please see “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see “Transaction Charges” in the “Charges and Deductions” section.For policies that were issued on or before December 16, 2008, the maximum cost of insurance charge rates are based on the 1980 Commissioners’ Standard Ordinary (1980 CSO) Tables.
Administrative Expense, Footnotes [Text Block]	For employer sponsored mandatory (basic) insurance programs, Cases issued with fewer than 1,000 policies will be reviewed annually on the anniversary of the effective date of the employer’s participation in the group contract. If on such date the number of policies in the Case exceeds 1,000, we will eliminate the monthly Administrative Charge for the policies in that Case. Such reduction will take effect within 60 days of the date of the annual review.If you become disassociated from your employer or your employer no longer sponsors the insurance program, the current monthly Administrative Charge for your policy will be $5.25.For employer sponsored mandatory (basic) insurance programs, Cases issued with fewer than 1,000 policies will be reviewed annually on the anniversary of the effective date of the employer’s participation in the group contract. If on such date the number of policies in the Case exceeds 1,000, we will eliminate the monthly Administrative Charge for the policies in that Case. Such reduction will take effect within 60 days of the date of the annual review.If you become disassociated from your employer or your employer no longer sponsors the insurance program, the current monthly Administrative Charge for your policy will be $5.25.For employer sponsored mandatory (basic) insurance programs, Cases issued with fewer than 1,000 policies will be reviewed annually on the anniversary of the effective date of the employer’s participation in the group contract. If on such date the number of policies in the Case exceeds 1,000, we will eliminate the monthly Administrative Charge for the policies in that Case. Such reduction will take effect within 60 days of the date of the annual review.
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on policy loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on policy loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.The charges for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider vary based on the individual characteristics of the Insured. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.The rates shown for the “representative insured” are first year rates only.The policy’s “Monthly Deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) cost of insurance charge, and (c) any applicable rider charges.We charge interest on policy loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on policy loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.The charges for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider vary based on the individual characteristics of the Insured. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.The rates shown for the “representative insured” are first year rates only.The policy’s “Monthly Deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) cost of insurance charge, and (c) any applicable rider charges.We charge interest on policy loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on policy loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.The charges for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider vary based on the individual characteristics of the Insured. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.The rates shown for the ‘‘representative insured’’ are first year rates only.The policy’s “Monthly Deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) cost of insurance charge, and (c) any applicable rider charges.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Operating Expenses	Minimum	Maximum
Range of total annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.28%	1.49%

Portfolio Company Expenses [Text Block]	Range of total annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	1.49%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 5. Principal Risks [Table Text Block]
Principal Risks
Investment Risks
The value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.
The type of investments that a fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Withdrawals
A withdrawal will reduce your policy’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the policy’s Cash Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Selected Face Amount and may have adverse tax consequences.
Loans
Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Cash Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Policy Termination
Your policy could terminate if the Cash Surrender Value becomes too low to support the policy’s monthly charges. Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Policy Owner and the deduction of policy fees and monthly charges may result in termination of the policy, even if all Modal Term Premiums are timely paid. No death benefit or other benefits under the policy will be paid once the policy terminates.
Limitations on Access to Account Value
•	Withdrawals are not available in the first six months of the first Policy Year.
•
The maximum withdrawal amount is equal to the Cash Surrender Value less an amount equal to one plus the number of Monthly Calculation Dates remaining in your modal term multiplied by your most recent monthly deduction. There may be little to no cash value available for loans and withdrawals in the policy’s early years.

•	The minimum withdrawal amount is $500. A withdrawal charge equal to the lesser of 2% of the amount of the withdrawal or $25 will be deducted from the amount of the withdrawal.
•	The withdrawal amount may not exceed the non-loaned Account Value of the Separate Account Division(s) or the Guaranteed Principal Account from which the withdrawal is to be made.
Insurance Company Insolvency
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC policy are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that benefit this policy may change at any time.
Policy Charge Increase
We have the right to increase certain policy  and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy  In Force. We will notify the Policy Owner  of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
Death Benefit
If the Insured dies while the policy is In Force and we determine that the claim is valid, we will pay the death benefit in a lump sum or in one of the elected payment options to the named Beneficiary.
The death benefit will be the amount provided by the death benefit option in effect on the date of death, reduced by any outstanding Policy Debt, and any unpaid premium needed to avoid policy termination. The death benefit is calculated as of the date of the Insured’s death.
The Minimum Death Benefit for your policy is based on your policy’s Account Value as described below.
While the policy is In Force, you may make changes to the death benefit option and  Selected Face Amount. You must pay any premium due before such transaction requests can be processed.
Minimum Face Amount
In order to qualify as life insurance under IRC Section 7702, the policy must have a minimum face amount. We determine the minimum face amount by multiplying the Account Value by the minimum face amount percentage. The percentage depends upon the Insured’s Attained Age.
Cash Value Accumulation Test (CVAT)
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor for the Insured’s Attained Age on that date. The death benefit factor depends on the Insured’s gender, age, tobacco use classification, and the CVAT interest rate under Section 7702 of the IRC.
Guideline Premium Test
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor, but the death benefit factor varies only by the Attained Age of the Insured.
The death benefit factors for the Cash Value Accumulation Test and the Guideline Premium Test are shown in the policy. Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. In general, if you intend to pay premiums only in the early Policy Years, the Cash Value Accumulation Test may be appropriate. If you intend to pay level premiums over a long period of years, the Guideline Premium Test may be more appropriate. You should review policy illustrations of both approaches with your registered representative to determine how the policy works under each test, and which is best for you.
Death Benefit Options
We offer two death benefit options. Initially the death benefit option is elected by the employer.
•	Death Benefit Option A – the death benefit is the greater of:
∘	the Selected Face Amount in effect on the date of death; or
∘	the minimum face amount in effect on the date of death.
•	Death Benefit Option B – the death benefit is the greater of:
∘	the sum of the Selected Face Amount in effect on the date of death plus the Account Value on the date of death; or
∘	the minimum face amount in effect on the date of death.
If the Insured dies while the policy is In Force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:
•	We add the part of any Account Value charges that apply for the period beyond the date of death; and
•	We deduct any Policy Debt outstanding on the date of death; and
•	We deduct any account charges unpaid as of the date of death.
You should note that under Death Benefit Option A, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the minimum face amount. Under Death Benefit Option B, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other policy expenses. It is possible that the policy’s Account Value can be zero, which will reduce the overall value of the death benefit. The “Policy Value” section provides more detailed information on how your policy’s Account Value is determined.
The examples assume no additions to or deductions from the Selected Face Amount or minimum face amount are applicable.
Right to Change the Death Benefit Option
You may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our guidelines regarding proof of insurability. However, no change will be permitted after the Policy Anniversary nearest the Insured’s 100th birthday. There is no charge for a change in the Death Benefit Option; however the monthly deduction amount will change.
The effective date of any change in the Death Benefit Option will be your first Policy Anniversary on, or next following, the later of:
•	15 calendar days after we receive (in Good Order at our Administrative Office) and approve your Written Request for such change; or
•	the requested effective date of the change.
If you change your death benefit option, we will adjust your policy’s Selected Face Amount. The Selected Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.
Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Selected Face Amount.
The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if a Policy Owner changes the death benefit option from option 1 (death benefit = Selected Face Amount) to option 2 (death benefit = Selected Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Policy Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.
Alternatively, a Policy Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, would reduce the monthly insurance charges.
When the Selected Face Amount changes as a result of a change in the death benefit option:
•	the monthly charges will also change; and
•	the charge for certain additional benefits may change.
You cannot change the death benefit option if, as a result, the Selected Face Amount would be reduced to an amount that is less than the minimum face amount.
When We Pay Death Benefit Proceeds
If the policy is In Force and it is determined that the claim is valid, we will normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.
Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.
We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:
•	after the policy is issued;
•	after any increase in Selected Face Amount; or
•	after reinstatement.
These two-year periods are called the policy’s “contestable periods.” We may also investigate death claims beyond the contestable periods. After any two-year contestable period, in the absence of fraud, we cannot contest the validity of a policy or a Selected Face Amount increase, except for failure to pay premiums.
We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.
We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the policy and the Insured’s date of death is before or during any period when:
•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);
•	trading is restricted by the SEC;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	the SEC, by order, permits us to delay payment for the protection of our Policy Owners.
Interest on Death Benefit
We will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment or the effective date of a payment option. Interest will be computed at the rate determined under the interest payment option, but not less than that required by applicable state law. Interest paid on the death benefit is taxable as ordinary income in the year such interest is credited.
Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income.
Payment Options
We will pay the death benefit in a lump sum or under one of the payment options described more fully below. If the payment option is a lump sum when the Insured dies, the Beneficiary may elect any payment option, with our consent. If the Beneficiary does not elect a payment option and you have not elected a payment option during the Insured’s lifetime, the death benefit will be paid as a single lump sum.
The different death benefit payment options are described below. None of these benefits depends upon the performance of the Separate Account or the Guaranteed Principal Account.
Fixed Amount Payment Option. We make a monthly payment for an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. We credit interest of at least 3% per year each month on the unpaid balance and add the interest to this balance. Payments continue until the amount we hold runs out. The last payment will be for balance only.
Fixed Time Payment Option. We make equal monthly payments for any period selected, up to 30 years. The amount of each payment depends on:
•	the total amount applied;
•	the period selected; and
•	the monthly interest rate we credit to the unpaid balance.
Lifetime Payment Option. We make equal monthly payments on the life of a named person. Three variations are available:
•	Payments for life only;
•	Payments guaranteed for five, ten or twenty years or the death of the named person, whichever is later; or
•	Payments guaranteed for the amount applied or the death of the named person, whichever is later.
Interest Payment Option. We hold any amount applied under this option. We will pay interest monthly on the amount at an effective annual rate determined by us. This rate will not be less than 3% per year on the unpaid balance.
Joint Lifetime Payment Option. We make equal monthly payments based on the lives of two named persons. While both named persons are living, we make one payment per month. When one of the named persons dies, the same payment continues for the lifetime of the other named person. We offer two variations:
•	Payments guaranteed for 10 years or when both named persons die, whichever is later; and
•	Payments for two lives only. We do not guarantee a specific number of payments. We stop payments when both named persons die.
Joint Lifetime Payment Option with Reduced Payments to Survivor. We make monthly payments based on the lives of two named persons. While both named persons are living, we make one payment each month. When one dies, we reduce the payments by one-third and continue for the lifetime of the other named person. We stop payments when both named persons die.
The minimum amount that can be applied under a payment option is $2,000 per Beneficiary. If the periodic payment under any option is less than $20, we reserve the right to make payments at less frequent intervals. Once payments have begun, only the fixed amount and interest payment options may be changed.
All payment option elections must be sent to our Administrative Office in writing. You may change the payment option during the Insured’s lifetime.
Although the Death Benefit is generally excludible from the income of the Beneficiary who receives it, interest on the Death Benefit is includible in the Beneficiary’s income in the year such interest is credited.
Right to Change the Selected Face Amount
You may request an increase or decrease in the Selected Face Amount. If you decrease your Selected Face Amount, your policy charges will change accordingly.
If you increase or decrease the Selected Face Amount, your policy may become a MEC under federal tax law. MECs are discussed in the “Federal Income Tax Considerations” section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.
Increases in Selected Face Amount
You may increase the Selected Face Amount by sending us a new enrollment form, or by sending us an application if you are no longer associated with your employer. We may request evidence of insurability for an increase.
We will not allow an increase in the Selected Face Amount on or after the Policy Anniversary following the Insured’s 75th birthday. Any increase in the Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:
•	15 calendar days after we have received (in Good Order at our Administrative Office) and approved your Written Request for such change; or
•	the requested effective date of the change.
Any increase for Policy Owners no longer associated with the employer must be in an amount of at least $5,000.
Decreases in Selected Face Amount
You may also decrease your policy’s Selected Face Amount. We allow a decrease in the Selected Face Amount only once per Policy Year. The Selected Face Amount after a decrease must be at least $50,000.
We will not allow a decrease in the Selected Face Amount after the Policy Anniversary following the Insured’s 100th birthday. Any requested decrease in the Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the latest of:
•	15 calendar days after we receive (in Good Order at our Administrative Office) and the date we approve your Written Request for such change;
•	The one-year period following the effective date of your previously requested decrease; or
•	the requested effective date of the change.
A decrease in the policy’s Selected Face Amount may have adverse tax consequences. Please see the “Federal Income Tax Considerations” section.
Suicide
If the Insured dies by suicide, while sane or insane, and the policy is In Force, the policy will terminate.
•	If the death occurs within two years from the Issue Date, we will pay a limited death benefit equal to the amount of premiums paid for the policy, less any Policy Debt and amounts withdrawn.
•
If the death occurs after two years from the Issue Date but within two years from an increase in any Selected Face Amount, we will pay a limited death benefit equal to the sum of the monthly charges associated with the Selected Face Amount increase. However, if the limited death benefit as described in the preceding bullet is payable, there will be no death benefit for the increase.

•
If the death occurs within two years after the policy is reinstated, we will pay a limited death benefit equal to the sum of any amount paid to reinstate the policy plus any premiums paid thereafter, less any Policy Debt and amounts withdrawn.

Example:

Assume a policy is issued with a $500,000 Selected Face Amount under Death Benefit Option A. In Policy Year 4, the Policy Owner applies for a $250,000 Selected Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the Beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.
Please see ‘‘Appendix D – State Variations of Certain Policy Features’’ for state variations pertaining to this provision.
Misstatement of Age
If the Insured’s age is misstated in the application, or the policy has been issued incorrectly, we may adjust the Selected Face Amount. The adjustment will reflect the amount provided by the most recent monthly cost of insurance charges using the correct age. If the adjustment is made while the Insured is living, monthly charges after the adjustment will be based on the correct age.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Right to Change the Death Benefit OptionYou may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our guidelines regarding proof of insurability. However, no change will be permitted after the Policy Anniversary nearest the Insured’s 100th birthday. There is no charge for a change in the Death Benefit Option; however the monthly deduction amount will change.The effective date of any change in the Death Benefit Option will be your first Policy Anniversary on, or next following, the later of:15 calendar days after we receive (in Good Order at our Administrative Office) and approve your Written Request for such change; orthe requested effective date of the change.If you change your death benefit option, we will adjust your policy’s Selected Face Amount. The Selected Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Selected Face Amount.The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if a Policy Owner changes the death benefit option from option 1 (death benefit = Selected Face Amount) to option 2 (death benefit = Selected Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Policy Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.Alternatively, a Policy Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, would reduce the monthly insurance charges.When the Selected Face Amount changes as a result of a change in the death benefit option:the monthly charges will also change; andthe charge for certain additional benefits may change.You cannot change the death benefit option if, as a result, the Selected Face Amount would be reduced to an amount that is less than the minimum face amount.When We Pay Death Benefit ProceedsIf the policy is In Force and it is determined that the claim is valid, we will normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:after the policy is issued;after any increase in Selected Face Amount; orafter reinstatement.These two-year periods are called the policy’s “contestable periods.” We may also investigate death claims beyond the contestable periods. After any two-year contestable period, in the absence of fraud, we cannot contest the validity of a policy or a Selected Face Amount increase, except for failure to pay premiums.We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the policy and the Insured’s date of death is before or during any period when:it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);trading is restricted by the SEC;an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; orthe SEC, by order, permits us to delay payment for the protection of our Policy Owners.Interest on Death BenefitWe will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment or the effective date of a payment option. Interest will be computed at the rate determined under the interest payment option, but not less than that required by applicable state law. Interest paid on the death benefit is taxable as ordinary income in the year such interest is credited.Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income.Payment OptionsWe will pay the death benefit in a lump sum or under one of the payment options described more fully below. If the payment option is a lump sum when the Insured dies, the Beneficiary may elect any payment option, with our consent. If the Beneficiary does not elect a payment option and you have not elected a payment option during the Insured’s lifetime, the death benefit will be paid as a single lump sum.The different death benefit payment options are described below. None of these benefits depends upon the performance of the Separate Account or the Guaranteed Principal Account.Fixed Amount Payment Option. We make a monthly payment for an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. We credit interest of at least 3% per year each month on the unpaid balance and add the interest to this balance. Payments continue until the amount we hold runs out. The last payment will be for balance only.Fixed Time Payment Option. We make equal monthly payments for any period selected, up to 30 years. The amount of each payment depends on:the total amount applied;the period selected; andthe monthly interest rate we credit to the unpaid balance.Lifetime Payment Option. We make equal monthly payments on the life of a named person. Three variations are available:Payments for life only;Payments guaranteed for five, ten or twenty years or the death of the named person, whichever is later; orPayments guaranteed for the amount applied or the death of the named person, whichever is later.Interest Payment Option. We hold any amount applied under this option. We will pay interest monthly on the amount at an effective annual rate determined by us. This rate will not be less than 3% per year on the unpaid balance.Joint Lifetime Payment Option. We make equal monthly payments based on the lives of two named persons. While both named persons are living, we make one payment per month. When one of the named persons dies, the same payment continues for the lifetime of the other named person. We offer two variations:Payments guaranteed for 10 years or when both named persons die, whichever is later; andPayments for two lives only. We do not guarantee a specific number of payments. We stop payments when both named persons die.Joint Lifetime Payment Option with Reduced Payments to Survivor. We make monthly payments based on the lives of two named persons. While both named persons are living, we make one payment each month. When one dies, we reduce the payments by one-third and continue for the lifetime of the other named person. We stop payments when both named persons die.The minimum amount that can be applied under a payment option is $2,000 per Beneficiary. If the periodic payment under any option is less than $20, we reserve the right to make payments at less frequent intervals. Once payments have begun, only the fixed amount and interest payment options may be changed.All payment option elections must be sent to our Administrative Office in writing. You may change the payment option during the Insured’s lifetime.Although the Death Benefit is generally excludible from the income of the Beneficiary who receives it, interest on the Death Benefit is includible in the Beneficiary’s income in the year such interest is credited.Right to Change the Selected Face AmountYou may request an increase or decrease in the Selected Face Amount. If you decrease your Selected Face Amount, your policy charges will change accordingly.If you increase or decrease the Selected Face Amount, your policy may become a MEC under federal tax law. MECs are discussed in the “Federal Income Tax Considerations” section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.Increases in Selected Face AmountYou may increase the Selected Face Amount by sending us a new enrollment form, or by sending us an application if you are no longer associated with your employer. We may request evidence of insurability for an increase.We will not allow an increase in the Selected Face Amount on or after the Policy Anniversary following the Insured’s 75th birthday. Any increase in the Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:15 calendar days after we have received (in Good Order at our Administrative Office) and approved your Written Request for such change; orthe requested effective date of the change.Any increase for Policy Owners no longer associated with the employer must be in an amount of at least $5,000.Decreases in Selected Face AmountYou may also decrease your policy’s Selected Face Amount. We allow a decrease in the Selected Face Amount only once per Policy Year. The Selected Face Amount after a decrease must be at least $50,000.We will not allow a decrease in the Selected Face Amount after the Policy Anniversary following the Insured’s 100th birthday. Any requested decrease in the Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the latest of:15 calendar days after we receive (in Good Order at our Administrative Office) and the date we approve your Written Request for such change;The one-year period following the effective date of your previously requested decrease; orthe requested effective date of the change.A decrease in the policy’s Selected Face Amount may have adverse tax consequences. Please see the “Federal Income Tax Considerations” section.
Charges and Contract Values, Note (N-6) [Text Block]	You should note that under Death Benefit Option A, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the minimum face amount. Under Death Benefit Option B, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other policy expenses. It is possible that the policy’s Account Value can be zero, which will reduce the overall value of the death benefit. The “Policy Value” section provides more detailed information on how your policy’s Account Value is determined.
Item 11. Other Benefits Available (N-6) [Text Block]
Other Benefits Available Under the  Policy
Additional Benefits
In addition to the standard death benefit(s) associated with your policy, other standard and/or optional benefits may be available to you.
You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders.
We also offer two automated transfer programs as additional benefits – Automated Account Value Transfer and Automated Account Re-balancing. Please note that you cannot select both the Automated Account Value Transfer and Automated Account Re-balancing at the same time.
The following table summarizes the information about the additional benefits available under the policy. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
There may be state variations associated with these benefits. Please see “Appendix D – State Variations of Certain Policy Features.”

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Benefits Rider	Advances portion of death benefit if Insured is terminally ill and not expected to live more than 12 months.	Standard
  Eligible payment amount (Eligible Amount) does not include: amount payable upon the death of Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the Acceleration Date; amount of any insurance provided under the policies or riders on the life on someone other than Insured; and amount payable under accidental death benefit rider. Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000, minus total amount accelerated under all other policies issued by us or any of our affiliates on Insured.
  A lien equal to the amount paid under the rider will be established against the policy. The amount of the lien will be deducted from the amount of payment under the policy upon the death of Insured.

Accidental Death and Dismemberment Rider	Provides additional death benefit if Insured dies or becomes dismembered due to accidental causes prior to Attained Age 65.	Optional
  In event of accidental death of Insured, benefit equals lesser of (1) Selected Face Amount on date of Insured’s death and (2) $500,000.
  Must provide proof that Insured’s death occurred 1) as direct result of bodily injury; 2) within 180 days after injury; and 3) while policy and rider were in effect.
  No benefit paid if death results directly or indirectly from 1) suicide; 2) war; 3) military service; 4) aviation travel as pilot, crew member, or giving or receiving training; 5) natural causes; 6) drugs; or 7) injury received in commission of felony.

Waiver of Monthly Charges Rider	Waives Account Value charges of your policy while Insured becomes totally disabled (as defined in the rider).	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65.
  No benefit paid if death results directly or indirectly from (1) self-inflicted injury or (2) military service.

Automated Account Value Transfer	Automatically transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and GPA monthly.	Optional
  Limits allocation of Account Value to up to 25 Divisions and GPA at any one time.
  Automated Account Value Transfers are not available from more than one Division or from GPA at any time.
  We may at any time modify, suspend or terminate Automated Account Value Transfer Program without prior notification.
  You may not participate in the Automated Account Re-balancing Program at same time.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Automated Account Re-balancing	Automatically re-balances Account Value to maintain original percent allocation of any combination of Separate Account Divisions and GPA.	Optional
  Limits allocation of Account Value to up to 25 Divisions and GPA at any one time.
  Minimum amount for transfer is $5.00.
  We may at any time modify, suspend or terminate Automated Account Re-balancing Program without prior notification.
  You may not participate in Account Value Transfer Program at same time.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Benefits Rider	Advances portion of death benefit if Insured is terminally ill and not expected to live more than 12 months.	Standard
  Eligible payment amount (Eligible Amount) does not include: amount payable upon the death of Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the Acceleration Date; amount of any insurance provided under the policies or riders on the life on someone other than Insured; and amount payable under accidental death benefit rider. Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000, minus total amount accelerated under all other policies issued by us or any of our affiliates on Insured.
  A lien equal to the amount paid under the rider will be established against the policy. The amount of the lien will be deducted from the amount of payment under the policy upon the death of Insured.

Accidental Death and Dismemberment Rider	Provides additional death benefit if Insured dies or becomes dismembered due to accidental causes prior to Attained Age 65.	Optional
  In event of accidental death of Insured, benefit equals lesser of (1) Selected Face Amount on date of Insured’s death and (2) $500,000.
  Must provide proof that Insured’s death occurred 1) as direct result of bodily injury; 2) within 180 days after injury; and 3) while policy and rider were in effect.
  No benefit paid if death results directly or indirectly from 1) suicide; 2) war; 3) military service; 4) aviation travel as pilot, crew member, or giving or receiving training; 5) natural causes; 6) drugs; or 7) injury received in commission of felony.

Waiver of Monthly Charges Rider	Waives Account Value charges of your policy while Insured becomes totally disabled (as defined in the rider).	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65.
  No benefit paid if death results directly or indirectly from (1) self-inflicted injury or (2) military service.

Automated Account Value Transfer	Automatically transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and GPA monthly.	Optional
  Limits allocation of Account Value to up to 25 Divisions and GPA at any one time.
  Automated Account Value Transfers are not available from more than one Division or from GPA at any time.
  We may at any time modify, suspend or terminate Automated Account Value Transfer Program without prior notification.
  You may not participate in the Automated Account Re-balancing Program at same time.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Automated Account Re-balancing	Automatically re-balances Account Value to maintain original percent allocation of any combination of Separate Account Divisions and GPA.	Optional
  Limits allocation of Account Value to up to 25 Divisions and GPA at any one time.
  Minimum amount for transfer is $5.00.
  We may at any time modify, suspend or terminate Automated Account Re-balancing Program without prior notification.
  You may not participate in Account Value Transfer Program at same time.

Benefits Description [Table Text Block]
Accelerated Benefits Rider
This rider advances a portion of the policy’s death benefit to the Policy Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months prior to activation of the rider. In return for the advanced payment, we establish a lien against the policy, equal to the amount of the accelerated benefit. We do not charge interest against the lien.
Benefits under the rider may be taxable. The Policy Owner should seek tax advice prior to requesting an accelerated death benefit payment.
For the purposes of this rider, terminal illness is a medical condition that:
•	is first diagnosed by a Legally Qualified Physician; and
•	with reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; and
•	is not curable by any means available to the medical profession.
We must receive the following items before an accelerated benefit can be paid:
•	Policy Owner’s Written Request for payment of an accelerated death benefit under the policy;
•	Insured’s written authorization to release medical records to us;
•	written consent to this request of any assignee and any irrevocable Beneficiary under the policy; and
•	written certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.
The amount of the death benefit under the policy that can be considered for acceleration is determined as of the acceleration date. The acceleration date is the first date on which all the requirements for acceleration, except any confirming examination that we may require, have been met.
The amount eligible for acceleration under the rider (Eligible Amount) is equal to the excess of:
•	the death benefit payable upon the death of the Insured under the policy, over
•	the policy’s Account Value.
The Eligible Amount does not include:
•	The amount payable upon the death of the Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the Acceleration Date;
•	The amount of any insurance provided under the policy, or any rider attached thereto, on the life of someone other than the Insured; and
•	The amount of benefit under any accidental death benefit rider.
The Policy Owner may accelerate any portion of the Eligible Amount subject to the following limitations:
•	We reserve the right to require that the minimum amount that may be accelerated is $25,000; and
•
the maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount or $250,000 minus the total amount accelerated under all other policies issued by us or any of our affiliates on the life of the Insured.

After the accelerated benefit payment is made, this policy will remain In Force and premiums and charges will continue in accordance with the policy provisions.
Payment of the terminal illness benefit will be made to the Policy Owner in a single sum, unless the payment has been assigned or designated by the Policy Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.
The rider terminates upon any of the following events:
•	on the date the accelerated benefit payment is made;
•	on the date the policy terminates;
•	the policy is changed to a different policy on which this rider is not available; or
•	two years before the Paid-up Policy Date.
Where the rider is available, it is included automatically with the policy. There is no monthly charge for this rider. If a claim is made under this rider, then we will assess a charge of no more than $250.
Please see “Appendix D – State Variations of Certain Policy Features” for state variations regarding this rider.
An example of the Accelerated Benefits Rider is set forth in Appendix C.
Accidental Death and Dismemberment Rider
This rider provides a benefit if the Insured dies or becomes dismembered due to accidental causes prior to Attained Age 65.
To pay any benefit under this rider, we require that due proof of the accidental death be given to us at our Administrative Office. This proof must show that the Insured’s death occurred:
•	As a direct result of accidental bodily injury independently of all other causes; and
•	Within 180 days after the injury was received; and
•	While this policy and this rider were In Force.
For purposes of this rider, proof satisfactory to us means:
•	death by drowning or internal injuries must be confirmed by autopsy,
•	for all other injuries, the cause of death must be shown by a visible wound on the exterior of the body.
The amount of the benefit for this rider is lesser of:
•	the current Selected Face Amount for this policy at the time the death or loss occurs; or
•	$500,000.
The amount of the benefit for this rider will increase or decrease directly with any increases or decreases in the Selected Face Amount for this policy but in no event will the amount of the benefit for this rider be greater than $500,000.
The benefit to be paid is that full amount or one-half of the amount of benefit for this rider, as shown in the following table.

Loss of	Percent of Rider Face Amount Payable
Life	100%
Both Legs or Feet	100%
Both Arms or Hands	100%
Please note:
•	Reference to loss of a hand means severance at or above the wrist.
•	Reference to loss of a foot means severance at or above the ankle.
•	Reference to loss of sight means total loss of sight which cannot be recovered.
•	A surgically reattached hand or foot will be deemed a “permanent loss” if, 12 months after reattachment, the limb has regained less than 50% of its normal function.
There are some exclusions to the coverage provided by this rider. No accidental death or loss will be payable if the Insured’s death or loss results directly or indirectly from any of these causes.
•	Suicide – Suicide, while the Insured is sane or insane.
•	War – War, declared or undeclared, or any act of war.
•
Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. “War” includes undeclared war and any act of war. “Country” includes any international organization or group of countries.

•
Aviation – Travel in, or descent from or with, any kind of aircraft aboard which the Insured is a pilot or crew member or is giving or receiving any training. “Crew member” includes anyone who has any duty aboard the aircraft.

•	Natural Causes – Bodily or mental illness, disease, or infirmity of any kind, or medical or surgical treatment for any of these.
•	Drug – The taking or injection of any drug, hypnotic, or narcotic, accidentally or otherwise.
•	Felony – Injury received while committing a felony.
This rider ends automatically:
•	On the Policy Anniversary Date after the Insured’s 65th birthday; or
•	Upon the termination of this policy for any reason.
This rider may be cancelled by the Policy Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.
Your employer determines whether this rider becomes available under your policy. There is an additional charge for this rider that varies based on the individual characteristics of the Insured. You can only elect this rider in the policy’s application.
Please see “Appendix D – State Variations of Certain Policy Features” for state variations regarding this rider.
Waiver of Monthly Charges Rider
Under this rider we will waive the Account Value charges of your policy if:
•	the Insured becomes totally disabled (as defined in the rider) before the Policy Anniversary after the Insured’s 65th birthday; and
•	such total disability continues for six consecutive months.
We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.
Total Disability is defined as an incapacity of the Insured that:
•	is caused by sickness or injury; and
•	requires the Insured to be under a doctor’s care; and
•	begins while this rider is In Force; and
•	for the first 24 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and
•	after Total Disability has continued for 24 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.
No benefit will be payable if the Insured’s disability results directly or indirectly from any of these causes:
•	Self-Inflicted Injury – Any willfully and intentionally self-inflicted injury; or
•
Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. “War” includes undeclared war and any act of war. “Country” includes any international organization or group of countries.

Benefits payable under this rider end when any of the following occurs:
•	the Insured is no longer totally disabled; or
•	you do not give us the required satisfactory proof of continued total disability; or
•	the Insured fails or refuses to have a required examination; or
•	the Policy Anniversary date after the Insured’s 65th birthday, or, if later, the date two years from the date the total disability began.
Proof of claim must be received at our Administrative Office while the Insured is living and during the continuance of total disability. Also, it must be received within one year after the earlier of:
•	the Policy Anniversary date that is on or next follows the Insured’s 65th birthday; and
•	termination of the policy.
However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible.
Until we approve your claim, you are required to pay all premiums necessary to avoid a lapse of this policy. If total disability begins during this policy’s Grace Period, any required premiums must be received before we will approve the claims made under this rider.
There is an additional charge for this rider that varies based on the individual characteristics of the Insured. Please see the “Rider Charges” table under the “Fee Tables” section for information about the Waiver of Monthly Charges Rider charge.
This rider may only be elected in the policy’s application and may be cancelled by the Policy Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.

Item 18. Portfolio Companies (N-6) [Text Block]
Appendix A
Funds Available Under the Policy
The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in the prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/SGVUL. You can also request this information at no cost by calling (800) 548-0073 or sending an email request to LCMClientServices@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.97%	18.32%	10.27%	7.32%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.85%	12.47%	6.44%	4.95%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.82%	11.65%	5.54%	4.37%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.90%	15.98%	8.95%	6.48%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	13.90%	7.29%	5.50%
Money Market	Invesco V.I. U.S. Government Money Portfolio (Series I)(2) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.63%	4.54%	1.54%	0.94%
Fixed Income	Invesco V.I. Core Plus Bond Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.61% (*)	6.14%	-3.41%	1.89%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.92% (*)	8.88%	1.30%	1.50%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	6.70%	1.58%	2.04%
Balanced	Invesco V.I. Equity and Income Fund (Series I)(3)(4) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.57%	10.56%	9.93%	7.06%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Large Cap Value	LVIP American Century Disciplined Core Value Fund (Standard Class II)(5) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71% (*)	8.65%	10.19%	8.19%
Large Cap Value	LVIP American Century Value Fund (Standard Class II)(6) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71% (*)	9.10%	11.87%	8.53%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.44%	9.32%	11.99%	8.34%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.66%	33.34%	16.54%	11.50%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	23.22%	13.57%	10.02%
Large Cap Blend	MFS® Research Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79% (*)	22.42%	14.41%	10.82%
Large Cap Blend	MML Equity Index Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.	0.28%	25.93%	15.38%	11.73%
Large Cap Growth	Invesco V.I. Capital Appreciation Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	35.38%	16.40%	11.56%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.73% (*)	35.86%	15.89%	12.97%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	49.53%	12.93%	12.05%
Large Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	0.80% (*)	28.96%	18.96%	14.57%
Small/Mid-Cap Blend	Invesco V.I. Main Street Small Cap Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.88%	18.13%	13.07%	8.93%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.73%	17.81%	13.18%	9.09%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87%	13.15%	12.77%	9.79%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MFS® New Discovery Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.87% (*)	14.41%	11.08%	7.67%
Small/Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio(7) Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%	19.96%	11.63%	10.50%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	21.06%	8.72%	3.80%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.82%	34.73%	12.30%	8.47%
International/Global	MML Strategic Emerging Markets Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.25% (*)	10.47%	1.93%	1.11%
		[31],[32],[33],[34],[35],[36],[37],[38]
Prospectuses Available [Text Block]	The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in the prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/SGVUL. You can also request this information at no cost by calling (800) 548-0073 or sending an email request to LCMClientServices@MassMutual.com.
Portfolio Companies [Table Text Block]
Average Annual Total Returns
(as of 12/31/2023)
1 Year
5 Year
10 Year
Asset Allocation
MML Aggressive Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.97
%
18.32
%
10.27
%
7.32
%
Asset Allocation
MML Balanced Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.85
%
12.47
%
6.44
%
4.95
%
Asset Allocation
MML Conservative Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.82
%
11.65
%
5.54
%
4.37
%
Asset Allocation
MML Growth Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.90
%
15.98
%
8.95
%
6.48
%
Asset Allocation
MML Moderate Allocation Fund (Initial Class)(1)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: N/A
0.86
%
13.90
%
7.29
%
5.50
%
Money Market
Invesco V.I. U.S. Government Money Portfolio (Series I)(2)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.63
%
4.54
%
1.54
%
0.94
%
Fixed Income
Invesco V.I. Core Plus Bond Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.61
%
(*)
6.14
%
-3.41
%
1.89
%
Fixed Income
Invesco V.I. Global Strategic Income Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.92
%
(*)
8.88
%
1.30
%
1.50
%
Fixed Income
MML Managed Bond Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Barings LLC
0.45
%
6.70
%
1.58
%
2.04
%
Balanced
Invesco V.I. Equity and Income Fund (Series I)(3)(4)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.57
%
10.56
%
9.93
%
7.06
%
Large Cap Value
LVIP American Century Disciplined Core Value Fund
(Standard Class II)(5)
Adviser: Lincoln Financial Investments Corporation
Sub-Adviser: American Century Investment Management, Inc.
0.71
%
(*)
8.65
%
10.19
%
8.19
%
Large Cap Value
LVIP American Century Value Fund (Standard Class II)(6)
Adviser: Lincoln Financial Investments Corporation
Sub-Adviser: American Century Investment Management, Inc.
0.71
%
(*)
9.10
%
11.87
%
8.53
%
Large Cap Value
MML Equity Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Brandywine Global Investment Management, LLC
0.44
%
9.32
%
11.99
%
8.34
%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
0.66
%
33.34
%
16.54
%
11.50
%
Large Cap Blend
Invesco V.I. Main Street Fund® (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.80
%
(*)
23.22
%
13.57
%
10.02
%
Large Cap Blend
MFS® Research Series (Initial Class)
Adviser: Massachusetts Financial Services Company
Sub-Adviser: N/A
0.79
%
(*)
22.42
%
14.41
%
10.82
%
Large Cap Blend
MML Equity Index Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Northern Trust Investments, Inc.
0.28
%
25.93
%
15.38
%
11.73
%
Large Cap Growth
Invesco V.I. Capital Appreciation Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.80
%
(*)
35.38
%
16.40
%
11.56
%
Large Cap Growth
MFS® Growth Series (Initial Class)
Adviser: Massachusetts Financial Services Company
Sub-Adviser: N/A
0.73
%
(*)
35.86
%
15.89
%
12.97
%
Large Cap Growth
MML Blue Chip Growth Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: T. Rowe Price Associates, Inc.
0.78
%
49.53
%
12.93
%
12.05
%
Large Cap Growth
T. Rowe Price All-Cap Opportunities Portfolio
Adviser: T. Rowe Price Associates, Inc.
Sub-Adviser: N/A
0.80
%
(*)
28.96
%
18.96
%
14.57
%
Small/Mid-Cap Blend
Invesco V.I. Main Street Small Cap Fund® (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.88
%
18.13
%
13.07
%
8.93
%
Small/Mid-Cap Blend
MML Small Cap Equity Fund (Initial Class)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
0.73
%
17.81
%
13.18
%
9.09
%
Small/Mid-Cap Growth
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.87
%
13.15
%
12.77
%
9.79
%
Small/Mid-Cap Growth
MFS® New Discovery Series (Initial Class)
Adviser: Massachusetts Financial Services Company
Sub-Adviser: N/A
0.87
%
(*)
14.41
%
11.08
%
7.67
%
Small/Mid-Cap Growth
T. Rowe Price Mid-Cap Growth Portfolio(7)
Adviser: T. Rowe Price Associates, Inc.
Sub-Adviser: T. Rowe Price Investment Management, Inc.
0.84
%
19.96
%
11.63
%
10.50
%
International/Global
Invesco Oppenheimer V.I. International Growth Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
1.00
%
(*)
21.06
%
8.72
%
3.80
%
International/Global
Invesco V.I. Global Fund (Series I)
Adviser: Invesco Advisers, Inc.
Sub-Adviser: N/A
0.82
%
34.73
%
12.30
%
8.47
%
International/Global
MML Strategic Emerging Markets Fund (Class II)
Adviser: MML Investment Advisers, LLC
Sub-Adviser: Invesco Advisers, Inc.
1.25
%
(*)
10.47
%
1.93
%
1.11
%
		[31],[32],[33],[34],[35],[36],[37],[38]
Risk of Loss
Prospectus:
Risk [Text Block]	You can lose money by investing in the policy.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]
A policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
We apply a withdrawal charge with respect to any withdrawal you make from the policy.
A withdrawal may also reduce your policy’s Selected Face Amount and may have adverse tax consequences.
You can avoid withdrawal charges and such possible adverse tax consequences by holding your policy for the long-term and minimizing withdrawals.

Risks Associated with Investment Options
Prospectus:
Risk [Text Block]
An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Insurance Company Risks
Prospectus:
Risk [Text Block]
An investment in the policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.

Policy Lapse
Prospectus:
Risk [Text Block]
Your policy could terminate (or lapse) if the Cash Surrender Value becomes too low to support the policy’s monthly charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement.    The death benefit will not be paid if the policy has lapsed.

Cybersecurity and Certain Business Continuity Risks
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity RisksOur operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Investment Risks
Prospectus:
Principal Risk [Text Block]	Investment RisksThe value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.The type of investments that a fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Loans
Prospectus:
Principal Risk [Text Block]	LoansTaking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Cash Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Insurance Company Insolvency
Prospectus:
Principal Risk [Text Block]	Insurance Company InsolvencyIt is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Policy Charge Increase
Prospectus:
Principal Risk [Text Block]	Policy Charge IncreaseWe have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Policy Owner of any such changes through a prospectus supplement.
Limitations on Access to Account Value
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Account ValueWithdrawals are not available in the first six months of the first Policy Year.The maximum withdrawal amount is equal to the Cash Surrender Value less an amount equal to one plus the number of Monthly Calculation Dates remaining in your modal term multiplied by your most recent monthly deduction. There may be little to no cash value available for loans and withdrawals in the policy’s early years.The minimum withdrawal amount is $500. A withdrawal charge equal to the lesser of 2% of the amount of the withdrawal or $25 will be deducted from the amount of the withdrawal.The withdrawal amount may not exceed the non-loaned Account Value of the Separate Account Division(s) or the Guaranteed Principal Account from which the withdrawal is to be made.
Policy Termination
Prospectus:
Principal Risk [Text Block]	Policy Terminationour policy could terminate if the Cash Surrender Value becomes too low to support the policy’s monthly charges. Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Policy Owner and the deduction of policy fees and monthly charges may result in termination of the policy, even if all Modal Term Premiums are timely paid. No death benefit or other benefits under the policy will be paid once the policy terminates.
Withdrawals
Prospectus:
Principal Risk [Text Block]	WithdrawalsA withdrawal will reduce your policy’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the policy’s Cash Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Selected Face Amount and may have adverse tax consequences.
Suitability
Prospectus:
Principal Risk [Text Block]	SuitabilityVariable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Adverse Tax Consequences
Prospectus:
Principal Risk [Text Block]	Adverse Tax ConsequencesCertain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC policy are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that benefit this policy may change at any time.
Policies Issued After December 31, 2019
Prospectus:
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Fund Operating Expenses
Charge
When Charge is Deducted
Amount Deducted
Base Policy Charge:
Cost of Insurance Charge(1)(2)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$59.85 per $1,000 of Insurance Risk
Minimum:
$0.04 per $1,000 of Insurance Risk
Current:
$0.04–$40.43 per $1,000 of Insurance Risk
Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1(3)
$0.11 per $1,000 of Insurance Risk
Administrative Charge
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$9 per Policy
Current:
(i) Policies issued as part of an employer sponsored mandatory (basic) insurance program:
Fewer than 1,000 policies in a Case:
$5.25 per Policy(4)
$1,000+ policies in a Case:
$0.00 per Policy(5)
(ii) All other policies:
$5.25 per Policy
Mortality & Expense Risk Charge
Daily (at the effective annual rate)
Maximum:
1.00% of the Policy’s average daily net assets in the Separate Account Divisions
Current:
0.75% of the Policy’s average daily net assets in the Separate Account Divisions
Loan Interest Rate Expense Charge(6)
Daily, if there is Policy Debt
Maximum:
1.25% of loaned amount annually
Current:
0.75% of loaned amount annually
Optional Benefit Charges:
Accidental Death and Dismemberment Benefit Rider (AD&D)(7)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$0.06 per $1,000 of Insurance Risk
Minimum:
$0.04 per $1,000 of Insurance Risk
Representative Insured: Age 45, Non-Tobacco(8)
$0.04 per $1,000 of Insurance Risk
Waiver of Monthly Charges Rider(7)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$0.12 per $1 of Monthly Deduction(9)
Minimum:
$0.05 per $1 of Monthly Deduction(9)
Representative Insured: Age 45, Non-Tobacco(8)
$0.10 per $1 of Monthly Deduction(9)
		[4],[8],[11],[13],[16],[19],[22],[26],[28]
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1$0.11 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 59.85
Insurance Cost, Current [Dollars]	40.43
Insurance Cost, Minimum [Dollars]	$ 0.04
Mortality and Expense Risk Fees, Description [Text Block]	Mortality & Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily (at the effective annual rate)
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.00%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.75%
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Administrative Expense, Maximum [Dollars]	$ 9
Administrative Expense, Current [Dollars]	$ 5.25
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Daily, if there is Policy Debt
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.75%
MFS® Research Series
Prospectus:
Portfolio Company Name [Text Block]	MFS® Research Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	22.42%
Average Annual Total Returns, 5 Years [Percent]	14.41%
Average Annual Total Returns, 10 Years [Percent]	10.82%
MML Equity Index Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Index Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	25.93%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	11.73%
MML Balanced Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Balanced Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	4.95%
MML Conservative Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Conservative Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	4.37%
Invesco V.I. Capital Appreciation Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Capital Appreciation Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	35.38%
Average Annual Total Returns, 5 Years [Percent]	16.40%
Average Annual Total Returns, 10 Years [Percent]	11.56%
MML Aggressive Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Aggressive Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.32%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.32%
MFS® Growth Series
Prospectus:
Portfolio Company Name [Text Block]	MFS® Growth Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	35.86%
Average Annual Total Returns, 5 Years [Percent]	15.89%
Average Annual Total Returns, 10 Years [Percent]	12.97%
MML Growth Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Growth Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	6.48%
MML Moderate Allocation Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Moderate Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	5.50%
MML Blue Chip Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Blue Chip Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	12.05%
Invesco V.I. U.S. Government Money Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. U.S. Government Money Portfolio (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	0.94%
T. Rowe Price All-Cap Opportunities Portfolio
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	28.96%
Average Annual Total Returns, 5 Years [Percent]	18.96%
Average Annual Total Returns, 10 Years [Percent]	14.57%
Invesco V.I. Main Street Small Cap Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Invesco V.I. Core Plus Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Core Plus Bond Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	(3.41%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
MML Small Cap Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Small Cap Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Invesco V.I. Global Strategic Income Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	1.30%
Average Annual Total Returns, 10 Years [Percent]	1.50%
MML Managed Bond Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Managed Bond Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	2.04%
Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.15%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	9.79%
MFS® New Discovery Series
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Invesco V.I. Equity and Income Fund (Series I)
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	7.06%
T. Rowe Price Mid-Cap Growth Portfolio
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.96%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	10.50%
LVIP American Century Disciplined Core Value Fund
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund(Standard Class II)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	8.19%
LVIP American Century Value Fund (Standard Class II)
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Value Fund (Standard Class II)
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Invesco Oppenheimer V.I. International Growth Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.80%
MML Equity Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Invesco V.I. Global Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.47%
MML Strategic Emerging Markets Fund
Prospectus:
Portfolio Company Name [Text Block]	MML Strategic Emerging Markets Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Fidelity® VIP Contrafund® Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	33.34%
Average Annual Total Returns, 5 Years [Percent]	16.54%
Average Annual Total Returns, 10 Years [Percent]	11.50%
Invesco V.I. Main Street Fund
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund® (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.22%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Accidental Death and Dismemberment Rider
Prospectus:
Name of Benefit [Text Block]	Accidental Death and Dismemberment Rider
Purpose of Benefit [Text Block]	Provides additional death benefit if Insured dies or becomes dismembered due to accidental causes prior to Attained Age 65.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	In event of accidental death of Insured, benefit equals lesser of (1) Selected Face Amount on date of Insured’s death and (2) $500,000.Must provide proof that Insured’s death occurred 1) as direct result of bodily injury; 2) within 180 days after injury; and 3) while policy and rider were in effect.No benefit paid if death results directly or indirectly from 1) suicide; 2) war; 3) military service; 4) aviation travel as pilot, crew member, or giving or receiving training; 5) natural causes; 6) drugs; or 7) injury received in commission of felony.
Name of Benefit [Text Block]	Accidental Death and Dismemberment Rider
Operation of Benefit [Text Block]	Accidental Death and Dismemberment RiderThis rider provides a benefit if the Insured dies or becomes dismembered due to accidental causes prior to Attained Age 65.To pay any benefit under this rider, we require that due proof of the accidental death be given to us at our Administrative Office. This proof must show that the Insured’s death occurred:As a direct result of accidental bodily injury independently of all other causes; andWithin 180 days after the injury was received; andWhile this policy and this rider were In Force.For purposes of this rider, proof satisfactory to us means:death by drowning or internal injuries must be confirmed by autopsy,for all other injuries, the cause of death must be shown by a visible wound on the exterior of the body.The amount of the benefit for this rider is lesser of:the current Selected Face Amount for this policy at the time the death or loss occurs; or$500,000.The amount of the benefit for this rider will increase or decrease directly with any increases or decreases in the Selected Face Amount for this policy but in no event will the amount of the benefit for this rider be greater than $500,000.The benefit to be paid is that full amount or one-half of the amount of benefit for this rider, as shown in the following table.Loss ofPercent of Rider Face Amount Payable Life100%Both Legs or Feet100%Both Arms or Hands100%Loss ofPercent of Rider Face Amount Payable Sight of Both Eyes100%One Leg/Foot and Sight of One Eye100%One Arm/Hand and Sight of One Eye100%One Leg/Foot or One Arm/Hand50%Sight of One Eye50%Please note:Reference to loss of a hand means severance at or above the wrist.Reference to loss of a foot means severance at or above the ankle.Reference to loss of sight means total loss of sight which cannot be recovered.A surgically reattached hand or foot will be deemed a “permanent loss” if, 12 months after reattachment, the limb has regained less than 50% of its normal function.There are some exclusions to the coverage provided by this rider. No accidental death or loss will be payable if the Insured’s death or loss results directly or indirectly from any of these causes.Suicide – Suicide, while the Insured is sane or insane.War – War, declared or undeclared, or any act of war.Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. “War” includes undeclared war and any act of war. “Country” includes any international organization or group of countries.Aviation – Travel in, or descent from or with, any kind of aircraft aboard which the Insured is a pilot or crew member or is giving or receiving any training. “Crew member” includes anyone who has any duty aboard the aircraft.Natural Causes – Bodily or mental illness, disease, or infirmity of any kind, or medical or surgical treatment for any of these.Drug – The taking or injection of any drug, hypnotic, or narcotic, accidentally or otherwise.Felony – Injury received while committing a felony.This rider ends automatically:On the Policy Anniversary Date after the Insured’s 65th birthday; orUpon the termination of this policy for any reason.This rider may be cancelled by the Policy Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.Your employer determines whether this rider becomes available under your policy. There is an additional charge for this rider that varies based on the individual characteristics of the Insured. You can only elect this rider in the policy’s application.Please see “Appendix D – State Variations of Certain Policy Features” for state variations regarding this rider.
Accidental Death and Dismemberment Rider | Policies Issued After December 31, 2019
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death and Dismemberment Benefit Rider (AD&D)(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 45, Non-Tobacco$0.04 per $1,000 of Insurance Risk
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 0.04
Waiver of Monthly Charges Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Name of Benefit [Text Block]	Waiver of Monthly Charges Rider
Purpose of Benefit [Text Block]	Waives Account Value charges of your policy while Insured becomes totally disabled (as defined in the rider).
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Evidence of insurability required to add rider.Rider benefit ends day before Insured’s Attained Age 65.No benefit paid if death results directly or indirectly from (1) self-inflicted injury or (2) military service.
Name of Benefit [Text Block]	Waiver of Monthly Charges Rider
Operation of Benefit [Text Block]	Waiver of Monthly Charges RiderUnder this rider we will waive the Account Value charges of your policy if:the Insured becomes totally disabled (as defined in the rider) before the Policy Anniversary after the Insured’s 65th birthday; andsuch total disability continues for six consecutive months.We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.Total Disability is defined as an incapacity of the Insured that:is caused by sickness or injury; andrequires the Insured to be under a doctor’s care; andbegins while this rider is In Force; andfor the first 24 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; andafter Total Disability has continued for 24 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.No benefit will be payable if the Insured’s disability results directly or indirectly from any of these causes:Self-Inflicted Injury – Any willfully and intentionally self-inflicted injury; orMilitary Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. “War” includes undeclared war and any act of war. “Country” includes any international organization or group of countries.Benefits payable under this rider end when any of the following occurs:the Insured is no longer totally disabled; oryou do not give us the required satisfactory proof of continued total disability; orthe Insured fails or refuses to have a required examination; orthe Policy Anniversary date after the Insured’s 65th birthday, or, if later, the date two years from the date the total disability began.Proof of claim must be received at our Administrative Office while the Insured is living and during the continuance of total disability. Also, it must be received within one year after the earlier of:the Policy Anniversary date that is on or next follows the Insured’s 65th birthday; andtermination of the policy.However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible.Until we approve your claim, you are required to pay all premiums necessary to avoid a lapse of this policy. If total disability begins during this policy’s Grace Period, any required premiums must be received before we will approve the claims made under this rider.There is an additional charge for this rider that varies based on the individual characteristics of the Insured. Please see the “Rider Charges” table under the “Fee Tables” section for information about the Waiver of Monthly Charges Rider charge.This rider may only be elected in the policy’s application and may be cancelled by the Policy Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.
Waiver of Monthly Charges Rider | Policies Issued After December 31, 2019
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 45, Non-Tobacco$0.10 per $1 of Monthly Deduction
Optional Benefit Expense, Maximum [Dollars]	$ 0.12
Optional Benefit Expense, Minimum [Dollars]	$ 0.05
Waiver of Monthly Charges Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Prospectus:
Optional Benefit Charge, Representative [Text Block]	$0.10 per $1 of Monthly Deduction
Option 1 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option A – the death benefit is the greater of:the Selected Face Amount in effect on the date of death; orthe minimum face amount in effect on the date of death.
Option 2 Death Benefit
Prospectus:
Standard Death Benefit [Text Block]	Death Benefit Option B – the death benefit is the greater of:the sum of the Selected Face Amount in effect on the date of death plus the Account Value on the date of death; orthe minimum face amount in effect on the date of death.
Accelerated Benefits Rider
Prospectus:
Name of Benefit [Text Block]	Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances portion of death benefit if Insured is terminally ill and not expected to live more than 12 months.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Eligible payment amount (Eligible Amount) does not include: amount payable upon the death of Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the Acceleration Date; amount of any insurance provided under the policies or riders on the life on someone other than Insured; and amount payable under accidental death benefit rider. Minimum payment is $25,000.Maximum payment is lesser of 75% of Eligible Amount and $250,000, minus total amount accelerated under all other policies issued by us or any of our affiliates on Insured.A lien equal to the amount paid under the rider will be established against the policy. The amount of the lien will be deducted from the amount of payment under the policy upon the death of Insured.
Name of Benefit [Text Block]	Accelerated Benefits Rider
Operation of Benefit [Text Block]	Accelerated Benefits RiderThis rider advances a portion of the policy’s death benefit to the Policy Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months prior to activation of the rider. In return for the advanced payment, we establish a lien against the policy, equal to the amount of the accelerated benefit. We do not charge interest against the lien.Benefits under the rider may be taxable. The Policy Owner should seek tax advice prior to requesting an accelerated death benefit payment.For the purposes of this rider, terminal illness is a medical condition that:is first diagnosed by a Legally Qualified Physician; andwith reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; andis not curable by any means available to the medical profession.We must receive the following items before an accelerated benefit can be paid:Policy Owner’s Written Request for payment of an accelerated death benefit under the policy;Insured’s written authorization to release medical records to us;written consent to this request of any assignee and any irrevocable Beneficiary under the policy; andwritten certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.The amount of the death benefit under the policy that can be considered for acceleration is determined as of the acceleration date. The acceleration date is the first date on which all the requirements for acceleration, except any confirming examination that we may require, have been met.The amount eligible for acceleration under the rider (Eligible Amount) is equal to the excess of:the death benefit payable upon the death of the Insured under the policy, overthe policy’s Account Value.The Eligible Amount does not include:The amount payable upon the death of the Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the Acceleration Date;The amount of any insurance provided under the policy, or any rider attached thereto, on the life of someone other than the Insured; andThe amount of benefit under any accidental death benefit rider.The Policy Owner may accelerate any portion of the Eligible Amount subject to the following limitations:We reserve the right to require that the minimum amount that may be accelerated is $25,000; andthe maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount or $250,000 minus the total amount accelerated under all other policies issued by us or any of our affiliates on the life of the Insured.After the accelerated benefit payment is made, this policy will remain In Force and premiums and charges will continue in accordance with the policy provisions.Payment of the terminal illness benefit will be made to the Policy Owner in a single sum, unless the payment has been assigned or designated by the Policy Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.The rider terminates upon any of the following events:on the date the accelerated benefit payment is made;on the date the policy terminates;the policy is changed to a different policy on which this rider is not available; ortwo years before the Paid-up Policy Date.Where the rider is available, it is included automatically with the policy. There is no monthly charge for this rider. If a claim is made under this rider, then we will assess a charge of no more than $250.Please see “Appendix D – State Variations of Certain Policy Features” for state variations regarding this rider.An example of the Accelerated Benefits Rider is set forth in Appendix C.
Automated Account Value Transfer
Prospectus:
Name of Benefit [Text Block]	Automated Account Value Transfer
Purpose of Benefit [Text Block]	Automatically transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and GPA monthly.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Limits allocation of Account Value to up to 25 Divisions and GPA at any one time.Automated Account Value Transfers are not available from more than one Division or from GPA at any time.We may at any time modify, suspend or terminate Automated Account Value Transfer Program without prior notification.You may not participate in the Automated Account Re-balancing Program at same time.
Name of Benefit [Text Block]	Automated Account Value Transfer
Automated Account Re-balancing
Prospectus:
Name of Benefit [Text Block]	Automated Account Re-balancing
Purpose of Benefit [Text Block]	Automatically re-balances Account Value to maintain original percent allocation of any combination of Separate Account Divisions and GPA.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Limits allocation of Account Value to up to 25 Divisions and GPA at any one time.Minimum amount for transfer is $5.00.We may at any time modify, suspend or terminate Automated Account Re-balancing Program without prior notification.You may not participate in Account Value Transfer Program at same time.
Name of Benefit [Text Block]	Automated Account Re-balancing
Policies Issued After December 16, 2008
Prospectus:
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Fund Operating Expenses
Charge
When Charge is Deducted
Amount Deducted
Base Policy Charge:
Cost of Insurance Charge(1)(2)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$43.15 per $1,000 of Insurance Risk
Minimum:
$0.04 per $1,000 of Insurance Risk
Current:
$0.04-$40.53 per $1,000 of Insurance Risk
Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1(3)
$0.11 per $1,000 of Insurance Risk
Administrative Charge
Monthly, on the Policy’s Monthly Calculation Date
Maximum:
$9 per Policy
Current:
(i) Policies issued as part of an employer sponsored mandatory (basic) insurance program:
Fewer than 1,000 policies in a Case:
$5.25 per Policy(4)
1,000+ policies in a Case:
$0.00 per Policy(5)
(ii) All other policies:
$5.25 per Policy
Mortality & Expense Risk Charge
Daily (at the effective annual rate)
Maximum:
1.00% of the Policy’s average daily net assets in the Separate Account Divisions
Current:
0.75% of the Policy’s average daily net assets in the Separate Account Divisions
Loan Interest Rate Expense Charge(6)
Daily, if there is Policy Debt
Maximum:
1.25% of loaned amount annually
Current:
0.75% of loaned amount annually
Optional Benefit Charges:
Accidental Death and Dismemberment Benefit Rider (AD&D)(7)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$0.06 per $1,000 of Insurance Risk
Minimum:
$0.04 per $1,000 of Insurance Risk
Representative Insured: Age 45, Non-Tobacco(8)
$0.04 per $1,000 of Insurance Risk
Waiver of Monthly Charges Rider(7)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$0.12 per $1 of Monthly Deduction(9)
Minimum:
$0.05 per $1 of Monthly Deduction(9)
Representative Insured: Age 45, Non-Tobacco(8)
$0.10 per $1 of Monthly Deduction(9)
		[5],[7],[10],[14],[17],[20],[23],[27],[29]
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1$0.11 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 43.15
Insurance Cost, Current [Dollars]	40.53
Insurance Cost, Minimum [Dollars]	$ 0.04
Mortality Risk Fees, When Deducted [Text Block]	Daily (at the effective annual rate)
Mortality and Expense Risk Fees, Description [Text Block]	Mortality & Expense Risk Charge
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.00%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.75%
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the Policy’s Monthly Calculation Date
Administrative Expense, Maximum [Dollars]	$ 9
Administrative Expense, Current [Dollars]	$ 5.25
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Daily, if there is Policy Debt
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.75%
Policies Issued After December 16, 2008 | Accidental Death and Dismemberment Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death and Dismemberment Benefit Rider (AD&D)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 45, Non-Tobacco$0.04 per $1,000 of Insurance Risk
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 0.04
Policies Issued After December 16, 2008 | Waiver of Monthly Charges Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 45, Non-Tobacco
Optional Benefit Expense, Maximum [Dollars]	$ 0.12
Optional Benefit Expense, Minimum [Dollars]	$ 0.05
Policies Issued On or Before December 16, 2008
Prospectus:
Periodic Charges [Table Text Block]
Periodic Charges Other than Annual Fund Operating Expenses
Charge
When Charge is Deducted
Amount Deducted
Base Policy Charge:
Cost of Insurance Charge(1)(2)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$83.33 per $1,000 of Insurance Risk
Minimum:
$0.04 per $1,000 of Insurance Risk
Current:
$0.04-$40.53 per $1,000 of Insurance Risk
Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1(3)
$0.11 per $1,000 of Insurance Risk
Administrative Charge
Monthly, on the Policy’s Monthly Calculation Date
Maximum:
$9 per Policy
Current:
(i) Policies issued as part of an employer sponsored mandatory (basic) insurance program:
Fewer than 1,000 policies in a Case:
$5.25 per Policy(4)
1,000+ policies in a Case:
$0.00 per Policy(5)
(ii) All other policies:
$5.25 per Policy
Mortality & Expense Risk Charge
Daily (at the effective annual rate)
Maximum:
1.00% of the Policy’s average daily net assets in the Separate Account Divisions
Current:
0.75% of the Policy’s average daily net assets in the Separate Account Divisions
Loan Interest Rate Expense Charge(6)
Daily, if there is Policy Debt
Maximum:
1.25% annually of loaned amount
Current:
0.75% annually of loaned amount
Optional Benefit Charges:
Accidental Death and Dismemberment Benefit Rider (AD&D)(7)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$0.06 per $1,000 of Insurance Risk
Minimum:
$0.04 per $1,000 of Insurance Risk
Representative Insured: Age 45, Non-Tobacco(8)
$0.04 per $1,000 of Insurance Risk
Waiver of Monthly Charges Rider(7)
Monthly, on the policy’s Monthly Calculation Date
Maximum:
$0.12 per $1 of Monthly Deduction(9)
Minimum:
$0.05 per $1 of Monthly Deduction(9)
Representative Insured: Age 45, Non-Tobacco(8)
$0.10 per $1 of Monthly Deduction(9)
		[6],[9],[12],[15],[18],[21],[24],[25],[30]
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Insurance Cost, Representative Investor [Text Block]	Representative Insured: Age 45, Non-Smoker, Death Benefit Option 1$0.11 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	40.53
Insurance Cost, Minimum [Dollars]	$ 0.04
Mortality and Expense Risk Fees, Description [Text Block]	Mortality & Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily (at the effective annual rate)
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.00%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.75%
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly, on the Policy’s Monthly Calculation Date
Administrative Expense, Maximum [Dollars]	$ 9
Administrative Expense, Current [Dollars]	$ 5.25
Administrative Expense, Footnotes [Text Block]	If you become disassociated from your employer or your employer no longer sponsors the insurance program, the current monthly Administrative Charge for your policy will be $5.25.
Other Annual Expense, Description [Text Block]	Loan Interest Rate Expense Charge
Other Annual Expense, When Deducted [Text Block]	Daily, if there is Policy Debt
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%
Other Annual Expense (of Average Account Value), Current [Percent]	0.75%
Policies Issued On or Before December 16, 2008 | Accidental Death and Dismemberment Rider
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death and Dismemberment Benefit Rider (AD&D)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 45, Non-Tobacco$0.04 per $1,000 of Insurance Risk
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 0.04
Policies Issued On or Before December 16, 2008 | Waiver of Monthly Charges Rider
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the policy’s Monthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	Representative Insured: Age 45, Non-Tobacco$0.10 per $1 of Monthly Deduction
Optional Benefit Expense, Maximum [Dollars]	$ 0.12
Optional Benefit Expense, Minimum [Dollars]	$ 0.05

[1]
(1)	As a percentage of Fund assets.

[2]
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[3]
(1)	The Sales Load Charge may vary by employer group depending on: (1) the group enrollment procedures selected by the employer; (2) the total group premium paid by the employer; (3) the size of the employer group; and (4) other factors. Once the Sales Load Charge is set, it will never change for any of the Policies issued to individuals under the same group.

[4]
(1)	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s issue age, risk classification, Selected Face Amount, policy duration, and group rating. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Policy Owner will pay. For more information on the cost of insurance charge rates for portable policies, please see “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see “Transaction Charges” in the “Charges and Deductions” section.

[5]
(1)	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s issue age, risk classification, Selected Face Amount, policy duration, and group rating. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Policy Owner will pay. For more information on the cost of insurance charge rates for portable policies, please see “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see “Transaction Charges” in the “Charges and Deductions” section.

[6]
(1)	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s issue age, risk classification, Selected Face Amount, policy duration, and group rating. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Policy Owner will pay. For more information on the cost of insurance charge rates for portable policies, please see “Cost of Insurance Charge” in the “Monthly Charges Against the Account Value” section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see “Transaction Charges” in the “Charges and Deductions” section.

[7]
(2)	For policies that were issued after December 16, 2008 up to and including December 31, 2019, the maximum cost of insurance charge rates are based on the 2001 Commissioners’ Standard Ordinary (2001 CSO) Tables.

[8]
(2)	For policies that were issued after December 31, 2019, the maximum cost of insurance charge rates are based on the 2017 Commissioners’ Standard Ordinary (2017 CSO) Tables.

[9]
(2)	For policies that were issued on or before December 16, 2008, the maximum cost of insurance charge rates are based on the 1980 Commissioners’ Standard Ordinary (1980 CSO) Tables.

[10]
(3)	The rates shown for “representative insured” are first year rates for supplemental coverage only. Rates for mandatory coverage for the 1st year are $0.11 (Current Amount Deducted) and $0.24 (Maximum Amount Deducted) for groups issued prior to November 1, 2005 and $0.10 (Current Amount Deducted) and $0.24 (Maximum Amount Deducted) for groups issued on and after November 1, 2005. The rates will increase as the Insured ages. For groups issued on and after November 1, 2005, eligibility to maintain these “Current Amount Deducted” rates is contingent upon the group’s meeting our established criteria for this rate class. We reevaluate eligibility for the rate class at five-year intervals from the anniversary of the effective date of the employer’s participation in the group contract.

[11]
(3)	The rates shown for “representative insured” are first year rates for supplemental coverage only. Rates for mandatory coverage for the 1st year are $0.11 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted) for groups issued prior to November 1, 2005 and $0.10 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted) for groups issued on and after November 1, 2005. The rates will increase as the Insured ages. For groups issued on and after November 1, 2005, eligibility to maintain these “Current Amount Deducted” rates is contingent upon the group’s meeting our established criteria for this rate class. We reevaluate eligibility for the rate class at five-year intervals from the anniversary of the effective date of the employer’s participation in the group contract.

[12]
(3)	The rates shown for “representative insured” are first year rates for supplemental coverage only. Rates for mandatory coverage for the 1st year are $0.11 (Current Amount Deducted) and $0.36 (Maximum Amount Deducted) for groups issued prior to November 1, 2005 and $0.10 (Current Amount Deducted) and $0.36 (Maximum Amount Deducted) for groups issued on and after November 1, 2005. The rates will increase as the Insured ages. For groups issued on and after November 1, 2005, eligibility to maintain these “Current Amount Deducted” rates is contingent upon the group’s meeting our established criteria for this rate class. We reevaluate eligibility for the rate class at five-year intervals from the anniversary of the effective date of the employer’s participation in the group contract.

[13]
(4)	For employer sponsored mandatory (basic) insurance programs, Cases issued with fewer than 1,000 policies will be reviewed annually on the anniversary of the effective date of the employer’s participation in the group contract. If on such date the number of policies in the Case exceeds 1,000, we will eliminate the monthly Administrative Charge for the policies in that Case. Such reduction will take effect within 60 days of the date of the annual review.

[14]
(4)	For employer sponsored mandatory (basic) insurance programs, Cases issued with fewer than 1,000 policies will be reviewed annually on the anniversary of the effective date of the employer’s participation in the group contract. If on such date the number of policies in the Case exceeds 1,000, we will eliminate the monthly Administrative Charge for the policies in that Case. Such reduction will take effect within 60 days of the date of the annual review.

[15]
(4)	For employer sponsored mandatory (basic) insurance programs, Cases issued with fewer than 1,000 policies will be reviewed annually on the anniversary of the effective date of the employer’s participation in the group contract. If on such date the number of policies in the Case exceeds 1,000, we will eliminate the monthly Administrative Charge for the policies in that Case. Such reduction will take effect within 60 days of the date of the annual review.

[16]
(5)	If you become disassociated from your employer or your employer no longer sponsors the insurance program, the current monthly Administrative Charge for your policy will be $5.25.

[17]
(5)	If you become disassociated from your employer or your employer no longer sponsors the insurance program, the current monthly Administrative Charge for your policy will be $5.25.

[18]
(5)	If you become disassociated from your employer or your employer no longer sponsors the insurance program, the current monthly Administrative Charge for your policy will be $5.25.

[19]
(6)	We charge interest on policy loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on policy loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

[20]
(6)	We charge interest on policy loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on policy loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

[21]
(6)	We charge interest on policy loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on policy loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

[22]
(7)	The charges for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider vary based on the individual characteristics of the Insured. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.

[23]
(7)	The charges for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider vary based on the individual characteristics of the Insured. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.

[24]
(7)	The charges for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider vary based on the individual characteristics of the Insured. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Accidental Death and Dismemberment Rider and the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.

[25]
(8)	The rates shown for the ‘‘representative insured’’ are first year rates only.

[26]
(8)	The rates shown for the “representative insured” are first year rates only.

[27]
(8)	The rates shown for the “representative insured” are first year rates only.

[28]
(9)	The policy’s “Monthly Deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) cost of insurance charge, and (c) any applicable rider charges.

[29]
(9)	The policy’s “Monthly Deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) cost of insurance charge, and (c) any applicable rider charges.

[30]
(9)	The policy’s “Monthly Deduction” is the sum of the following current monthly charges: (a) administrative charge, (b) cost of insurance charge, and (c) any applicable rider charges.

[31]
(*)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the Fund’s total current expenses for Owners and will continue past the current year.

[32]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[33]
(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[34]
(3)	Invesco V.I. Equity and Income Fund was added as an investment option on April 29, 2024.

[35]
(4)	Invesco V.I. Conservative Balanced Fund merged into Invesco V.I. Equity and Income Fund after the close of the New York Stock Exchange on April 26, 2024.

[36]
(5)	Effective April 26, 2024, American Century VP Disciplined Core Value Fund reorganized into LVIP American Century Disciplined Core Value Fund.

[37]
(6)	Effective April 26, 2024, American Century VP Value Fund reorganized into LVIP American Century Value Fund.

[38]
(7)	The T. Rowe Price Mid-Cap Growth Portfolio is not available as an investment choice for policies issued on May 1, 2004, or later.